Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 40,226	$ 133,571	$ 152,930
Accounts receivable, net of allowance for doubtful accounts of $123,026 in 2017, $35,196 in 2016 and $8,963 in 2015	172,119	460,799	74,454
Inventory, net	176,109	231,953	284,908
Prepaid expenses	103,539	87,823	123,988
TOTAL CURRENT ASSETS	491,993	914,146	636,280
PROPERTY AND EQUIPMENT, at cost, less accumulated depreciation	59,395	76,938	4,228
OTHER ASSETS	13,922	13,786	11,097
INTANGIBLE ASSETS, at cost, less accumulated amortization	0	0	306,756
TOTAL ASSETS	565,310	1,004,870	958,361
CURRENT LIABILITIES
Accounts payable	1,435,431	712,964	509,266
Accrued expenses	459,735	375,088	359,374
Accrued employee compensation	65,154	64,860	241,542
Advances from related parties	751,616	0	0
Interest payable, related parties	535,125	109,426	239,803
Short term loan, net	100,000	47,440	0
Warrant liability	1,058,202	1,242,120	138,100
Notes payable, related parties, net	5,183,310	5,364,572	0
TOTAL CURRENT LIABILITIES	9,588,573	7,916,470	1,488,085
NON-CURRENT LIABILITIES
Notes Payable, Related Parties, Noncurrent	0	0	5,348,112
TOTAL LIABILITIES	9,588,573	7,916,470	6,836,197
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
COMMON STOCK	139,100	137,220	63,057
ADDITIONAL PAID-IN CAPITAL	93,077,145	92,436,697	87,086,677
ACCUMULATED DEFICIT	(102,194,242)	(99,433,448)	(92,994,408)
ACCUMULATED OTHER COMPREHENSIVE LOSS	(45,266)	(52,069)	(33,162)
TOTAL STOCKHOLDERS' DEFICIT	(9,023,263)	(6,911,600)	(5,877,836)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	565,310	1,004,870	958,361
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	0	0	0
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	0	0	0
Undesignated Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	$ 0	$ 0	$ 0